Joint ventures and associate investments (Tables)	12 Months Ended
Dec. 31, 2022
Joint ventures and associate investments
Schedule of fair value of the Group's interest in joint ventures and associate investments

	At December 31,
($ in thousands)	2022	2021	2020
		(as restated)
Interest in joint ventures	174,337	178,866	153,493
Interest in companies with associate investments	1,359	2,380	3,160

Schedule of fair value of the Group's share of commitments for the joint ventures and associate investments

	At December 31,
($ in thousands)	2022	2021	2020
Commitments for joint ventures	146,275	84,590	116,029
Commitments for associate investments	14,651	16,402	16,242